Revenue Recognition - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Enhanced Warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 18,617
SaaS services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	8,989
Other Services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 2,637
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Year	2026
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Enhanced Warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 6,008
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | SaaS services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	3,627
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Other Services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 2,637
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Year	2027
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Enhanced Warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 4,911
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | SaaS services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	1,789
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Other Services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Year	2028
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	3 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01 | Enhanced Warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 3,897
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01 | SaaS services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	1,413
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01 | Other Services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Year	2029
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	4 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01 | Enhanced Warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 2,421
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01 | SaaS services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	1,114
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01 | Other Services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Year	2030
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	5 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-01-01 | Enhanced Warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 960
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-01-01 | SaaS services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	924
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-01-01 | Other Services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2031-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	6 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2031-01-01 | Enhanced Warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 420
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2031-01-01 | SaaS services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	122
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2031-01-01 | Other Services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 0